UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08822
                                                      ---------

                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: November 30, 2004
                                            -----------------


                    Date of reporting period: August 31, 2004
                                              ---------------

Item 1.  SCHEDULE OF INVESTMENTS


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                   Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.59%

Aerospace / Defense - 3.88%
     L-3 Communications Holdings, Inc. .........................................                     7,000             $    438,480
                                                                                                                       ------------

Airlines - 1.31%
     Southwest Airlines Company ................................................                    10,000                  148,200
                                                                                                                       ------------

Banks - 8.73%
     Comerica Inc. .............................................................                     5,000                  300,750
     Commerce Bancorp, Inc. ....................................................                     6,000                  314,820
     Compass Bancshares, Inc. ..................................................                     8,000                  370,000
                                                                                                                       ------------
                                                                                                                            985,570
                                                                                                                       ------------
Beverages - 2.77%
  (a)Constellation Brands, Inc. ................................................                     8,500                  312,545
                                                                                                                       ------------

Biotechnology - 3.17%
  (a)MedImmune, Inc. ...........................................................                    15,000                  358,050
                                                                                                                       ------------

Computers - 2.40%
  (a)Affiliated Computer Services, Inc. ........................................                     5,000                  271,650
                                                                                                                       ------------

Electric - 5.22%
     Idacorp Inc. ..............................................................                     9,800                  285,474
     SCANA Corporation .........................................................                     8,000                  303,520
                                                                                                                       ------------
                                                                                                                            588,994
                                                                                                                       ------------
Electronics - 5.29%
  (a)Arrow Electronics, Inc. ...................................................                    12,500                  270,500
     Parker-Hannifin Corporation ...............................................                     6,000                  326,220
                                                                                                                       ------------
                                                                                                                            596,720
                                                                                                                       ------------
Food - 3.02%
  (a)Del Monte Foods Company ...................................................                    32,300                  340,765
                                                                                                                       ------------

Forest Products & Paper - 2.44%
     Weyerhaeuser Company ......................................................                     4,400                  275,044
                                                                                                                       ------------

Healthcare - Products - 6.33%
     Dentsply International Inc. ...............................................                     7,300                  371,935
  (a)STERIS Corporation ........................................................                    15,000                  343,200
                                                                                                                       ------------
                                                                                                                            715,135
                                                                                                                       ------------
Healthcare - Services - 2.27%
     Quest Diagnostics Inc. ....................................................                     3,000                  256,800
                                                                                                                       ------------



                                                                                                                        (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                   Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Insurance - 6.11%
     Lincoln National Corporation ..............................................                     7,500             $    339,750
     Willis Group Holdings Ltd. ................................................                    10,000                  349,700
                                                                                                                       ------------
                                                                                                                            689,450
                                                                                                                       ------------
Machinery - Diversified - 2.69%
     Deere & Company ...........................................................                     4,800                  303,696
                                                                                                                       ------------

Miscellaneous - Manufacturing - 4.42%
     Pentair, Inc. .............................................................                    15,000                  498,600
                                                                                                                       ------------

Oil & Gas - 14.64%
     Apache Corporation ........................................................                     8,000                  357,520
     ENSCO International, Inc. .................................................                    12,400                  361,584
     Kerr-McGee Corp. ..........................................................                     6,500                  343,070
     Pioneer Natural Resources Company .........................................                     9,300                  311,085
  (a)Cooper Cameron Corporation ................................................                     5,500                  280,115
                                                                                                                       ------------
                                                                                                                         1,653,374
                                                                                                                       ------------
Packaging & Containers - 3.23%
     Bemis Company .............................................................                   13,800                  364,734
                                                                                                                       ------------

Pharmaceuticals - 3.22%
  (a)IVAX Corporation ..........................................................                    18,750                  363,000
                                                                                                                       ------------

Retail - 10.29%
  (a)Brinker International, Inc. ...............................................                    10,000                  304,500
     J.C. Penney Company, Inc. .................................................                    13,800                  528,816
  (a)Office Depot, Inc. ........................................................                    20,500                  328,205
                                                                                                                       ------------
                                                                                                                          1,161,521
                                                                                                                       ------------
Semiconductors - 1.72%
  (a)Advanced Micro Devices, Inc. ..............................................                    17,000                  194,310
                                                                                                                       ------------

Transportation - 3.56%
     CNF Inc. ..................................................................                     9,800                  401,996
                                                                                                                       ------------

Water - 1.88%
     Aqua America Inc. .........................................................                    10,000                  212,000
                                                                                                                       ------------


     Total Common Stocks (Cost $9,146,937) ...............................................................               11,130,634
                                                                                                                       ------------




                                                                                                                        (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                   Value
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 1.47%

      Evergreen Institutional Money Market Fund ................................                   165,925             $    165,925
           (Cost $165,925)                                                                                             ------------




Total Value of Investments (Cost $9,312,862 (b)) ...............................                    100.06 %           $ 11,296,559
Liabilities in Excess of Other Assets ..........................................                     (0.06)%                 (6,297)
                                                                                                  --------             ------------
      Net Assets ...............................................................                    100.00 %           $ 11,290,262
                                                                                                  ========             ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation /
           (depreciation) of  investments for financial reporting and federal income tax purposes is as follows:


           Aggregate gross unrealized appreciation .......................................................             $  2,111,372
           Aggregate gross unrealized depreciation .......................................................                 (127,675)
                                                                                                                       ------------

                     Net unrealized appreciation .........................................................             $  1,983,697
                                                                                                                       ============




                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                   Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 87.97%

Airlines - 2.19%
    SkyWest, Inc. ..............................................................                     7,500             $    107,925
                                                                                                                       ------------

Banks - 4.37%
    Compass Bancshares, Inc. ...................................................                     3,000                  138,750
    Cullen/Frost Bankers, Inc. .................................................                     1,700                   76,483
                                                                                                                       ------------
                                                                                                                            215,233
                                                                                                                       ------------
Electric - 2.85%
    Cleco Corporation ..........................................................                     8,000                  140,560
                                                                                                                       ------------

Electronics - 5.10%
 (a)Checkpoint Systems, Inc. ...................................................                     7,500                  113,250
 (a)Dionex Corporation .........................................................                     3,000                  138,180
                                                                                                                       ------------
                                                                                                                            251,430
                                                                                                                       ------------
Forest Products & Paper - 1.91%
    Wausau - Mosinee Paper Corporation .........................................                     6,000                   93,960
                                                                                                                       ------------

Gas - 3.67%
    South Jersey Industries, Inc. ..............................................                     4,000                  180,800
                                                                                                                       ------------

Hand / Machine Tools - 2.48%
    Baldor Electric Company ....................................................                     5,500                  122,100
                                                                                                                       ------------

Healthcare - Products - 7.79%
 (a)ICU Medical, Inc. ..........................................................                     4,000                  104,760
 (a)ResMed Inc. ................................................................                     2,500                  119,425
 (a)Respironics, Inc. ..........................................................                     3,000                  159,600
                                                                                                                       ------------
                                                                                                                            383,785
                                                                                                                       ------------
Household Products / Wares - 4.71%
    John H. Harland Company ....................................................                     5,000                  146,950
    Tupperware Corporation .....................................................                     5,000                   85,350
                                                                                                                       ------------
                                                                                                                            232,300
                                                                                                                       ------------
Internet - 2.81%
 (a)Online Resources Corp. .....................................................                    20,000                  138,200
                                                                                                                       ------------

Lodging - 4.21%
    Choice Hotels International, Inc. ..........................................                     4,000                  207,440
                                                                                                                       ------------







                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                   Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Oil & Gas - 11.60%
    Cabot Oil & Gas Corporation ................................................                     5,000             $    202,050
 (a)Cimarex Energy Company .....................................................                     5,000                  149,650
 (a)Forest Oil Corporation .....................................................                     3,500                   91,175
 (a)Pride International, Inc. ..................................................                     7,000                  128,520
                                                                                                                       ------------
                                                                                                                            571,395
                                                                                                                       ------------
Oil & Gas Services - 10.65%
 (a)Input / Output, Inc. .......................................................                    25,000                  246,000
 (a)Oceaneering International, Inc. ............................................                     4,600                  147,292
 (a)Universal Compression Holdings, Inc. .......................................                     4,000                  131,240
                                                                                                                       ------------
                                                                                                                            524,532
                                                                                                                       ------------
Pharmaceuticals - 2.17%
 (a)Vaxgen Inc. ................................................................                    10,000                  107,000
                                                                                                                       ------------

Real Estate Investment Trust - 2.67%
    Pennsylvania Real Estate Investment Trust ..................................                     3,435                  131,423
                                                                                                                       ------------

Retail - 2.47%
 (a)RARE Hospitality International, Inc. .......................................                     4,500                  121,680
                                                                                                                       ------------

Savings & Loans - 3.44%
    Commercial Capital Bancorp Inc. ............................................                      4000                   86,680
 (a)Sterling Financial Corp. ...................................................                      2500                   82,900
                                                                                                                       ------------
                                                                                                                            169,580
                                                                                                                       ------------
Semiconductors - 3.54%
 (a)Axcelis Technologies, Inc. .................................................                    11,000                   85,800
    Helix Technology Corporation ...............................................                     6,500                   88,465
                                                                                                                       ------------
                                                                                                                            174,265
                                                                                                                       ------------
Software - 1.98%
 (a)Parametric Technology Corp. ................................................                    20,000                   97,400
                                                                                                                       ------------

Transportation - 2.58%
    Stelmar Shipping Ltd. ......................................................                     4,000                  127,200
                                                                                                                       ------------

Water - 4.78%
    Aqua America Inc. ..........................................................                     6,500                  137,800
    Southwest Water Company ....................................................                     8,110                   97,888
                                                                                                                       ------------
                                                                                                                            235,688
                                                                                                                       ------------

    Total Common Stocks (Cost $3,670,692) ................................................................                4,333,896
                                                                                                                       ------------




                                                                                                                        (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 2004
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Shares                   Value
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.96%

      Evergreen Money Market Fund Class I ......................................                   220,665             $    220,665
      Evergreen Institutional Money Market Fund ................................                   220,665                  220,665
                                                                                                                       ------------

          Total Investment Companies (Cost $441,329) ...........................                                            441,329
                                                                                                                       ------------


Total Value of Investments (Cost $4,112,021 (b)) ...............................                     96.93 %           $  4,775,225
Other Assets Less Liabilities ..................................................                      3.07 %                151,324
                                                                                                   --------            ------------
      Net Assets ...............................................................                    100.00 %           $  4,926,549
                                                                                                   ========            ============



      (a) Non-income producing investment.

      (b) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



          Aggregate gross unrealized appreciation ........................................................             $    737,188
          Aggregate gross unrealized depreciation ........................................................                  (73,984)
                                                                                                                       ------------

                      Net unrealized appreciation ........................................................             $    663,204
                                                                                                                       ============






Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: October 22, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 ________________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust


Date:  October 22, 2004




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 ________________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  October 22, 2004